SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Life) (Details)	12 Months Ended
Dec. 31, 2020
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	8 - 35 years
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	3 - 15 years
Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 - 8 years